OPERATING DATA - Trade Accounts Receivable and Other - Narrative (Details)	12 Months Ended
Dec. 31, 2019
Individually assessed for credit losses | More than 180 days
Disclosure of financial assets that are either past due or impaired [line items]
Overdue period	180 days